Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 22,414	£ 23,777
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	265,538	270,027
Guarantees and letters of credit pledged as collateral security [member] | Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	15,825	17,006
Performance guarantees, acceptances and endorsements [member] | Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	6,589	6,771
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,162	1,291
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 264,376	£ 268,736